CONSOLIDATED BALANCE SHEET - Balance sheet [Member] - GBP (£) £ in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks		£ 54,663	£ 58,521	[1]
Items in the course of collection from banks		647	755	[1]
Financial assets at fair value through profit or loss		158,529	176,008	[1]
Derivative financial instruments		23,595	25,474	[1]
Loans and advances to banks		6,283	4,246	[1]
Loans and advances to customers		484,858	461,016	[1]
Debt securities		5,238	3,314	[1]
Financial assets at amortised cost		496,379	468,576	[1]
Financial assets at fair value through other comprehensive income		24,815	42,917	[1]
Goodwill		2,310	2,310	[1]
Value of in-force business		4,762	4,839	[1]
Other intangible assets		3,347	2,835	[1]
Property, plant and equipment		12,300	12,727	[1]
Current tax recoverable		5	16	[1]
Deferred tax assets		2,453	2,609	[1]
Retirement benefit assets		1,267	723	[1]
Other assets		12,526	12,872	[1]
Total assets		797,598	811,182	[1]
Liabilities
Deposits from banks		30,320	29,804	[1]
Customer deposits		418,066	418,124
Items in course of transmission to banks		636	584	[1]
Financial liabilities at fair value through profit or loss		30,547	50,935	[1]
Derivative financial instruments		21,373	26,124	[1]
Notes in circulation		1,104	1,313	[1]
Debt securities in issue		91,168	72,402	[1]
Liabilities arising from insurance contracts and participating investment contracts		98,874	103,413	[1]
Liabilities arising from non-participating investment contracts		13,853	15,447	[1]
Other liabilities		19,633	20,741	[1]
Retirement benefit obligations		245	358	[1]
Current tax liabilities		377	274	[1]
Deferred tax liabilities	[1]
Other provisions		3,547	5,789	[1]
Subordinated liabilities		17,656	17,922	[1]
Total liabilities		747,399	763,230	[1]
Equity
Share capital		7,116	7,197	[1]
Share premium account		17,719	17,634	[1]
Other reserves		13,210	13,553	[1]
Retained profits		5,389	3,976	[1]
Shareholders’ equity		43,434	42,360	[1]
Other equity instruments		6,491	5,355	[1]
Total equity excluding non-controlling interests		49,925	47,715	[1]
Non-controlling interests		274	237	[1]
Total equity		50,199	47,952	[1]
Total equity and liabilities		£ 797,598	811,182	[1]
Previously stated [member]
Assets
Cash and balances at central banks			58,521
Items in the course of collection from banks			755
Financial assets at fair value through profit or loss			162,878
Derivative financial instruments			25,834
Loans and advances to banks			6,611
Loans and advances to customers			472,498
Debt securities			3,643
Financial assets at amortised cost			482,752
Available-for-sale financial assets			42,098
Goodwill			2,310
Value of in-force business			4,839
Other intangible assets			2,835
Property, plant and equipment			12,727
Current tax recoverable			16
Deferred tax assets			2,284
Retirement benefit assets			723
Other assets			13,537
Total assets			812,109
Liabilities
Deposits from banks			29,804
Customer deposits	[1]		418,124
Items in course of transmission to banks			584
Financial liabilities at fair value through profit or loss			50,877
Derivative financial instruments			26,124
Notes in circulation			1,313
Debt securities in issue			72,450
Liabilities arising from insurance contracts and participating investment contracts			103,413
Liabilities arising from non-participating investment contracts			15,447
Other liabilities			20,730
Retirement benefit obligations			358
Current tax liabilities			274
Other provisions			5,546
Subordinated liabilities			17,922
Total liabilities			762,966
Equity
Share capital			7,197
Share premium account			17,634
Other reserves			13,815
Retained profits			4,905
Shareholders’ equity			43,551
Other equity instruments			5,355
Total equity excluding non-controlling interests			48,906
Non-controlling interests			237
Total equity			49,143
Total equity and liabilities			£ 812,109

[1]	See note 54.